Commitments and Contingencies - Schedule of limited partners' callable commitments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		$ 678,800,000	$ 130,000,000
Real Estate Funds
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		586,800,000	101,000,000
Real Estate Funds | Taconic New York City GP Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		11,400,000	26,000,000
Real Estate Funds | LCS SHIP Venture I, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		28,100,000	75,000,000
Real Estate Funds | Veritas Trophy VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		35,800,000	0
Right to call capital, period from initial contribution date	18 months
Reduction to committed capital, if no capital call in initial contribution period	$ 15,000,000.0
If capital call occurs, modified commitment period, from first call date	3 years
Real Estate Funds | SP V - II, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		74,900,000	0
Real Estate Funds | Grubb Southeast Real Estate Fund VI, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		86,600,000	0
Real Estate Funds | JCR Capital - REA Preferred Equity Parallel Fund
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		100,000,000	0
Real Estate Funds | Townsend Strategic Ventures LP
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		250,000,000	0
Loans Receivable
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		92,000,000	29,000,000
Loans Receivable | 311 South Wacker Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		7,600,000	11,900,000
Loans Receivable | Rosemont Towson Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		1,200,000	2,300,000
Loans Receivable | 1330 Broadway Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		14,000,000	14,800,000
Loans Receivable | SCG Oakland Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		7,000,000	0
Loans Receivable | BREP VIII Industrial Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		14,100,000	0
Loans Receivable | San Diego Office Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		10,000,000	0
Loans Receivable | San Diego Office Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		3,300,000	0
Loans Receivable | MRA Hub 34 Holding, LLC
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		1,500,000	0
Loans Receivable | Liberty Park Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		5,000,000	0
Loans Receivable | Colony New England Hotel Portfolio Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		14,100,000	0
Loans Receivable | Colony New England Hotel Portfolio Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		4,700,000	0
Loans Receivable | Exo Apartments Senior Loan
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		7,100,000	0
Loans Receivable | Exo Apartments Mezzanine
Limited Partners' Capital Account [Line Items]
TOTAL COMMITMENTS		$ 2,400,000	$ 0